Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that are measured at fair value on a recurring basis
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of December 31, 2023 and December 31, 2022 (in thousands):

	Fair Value Measurement as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$28,058	$—	$—	$28,058
Total assets	$28,058	$—	$—	$28,058

Liabilities:
FPA Put Option liability	$—	$—	$37,523	$37,523
Fixed Maturity Consideration	—	—	7,228	7,228
Brookfield SAFE liability	—	—	25,150	25,150
Private placement warrants	—	—	3,915	3,915
Public warrants	3,699	—	—	3,699
Total liabilities	$3,699	$—	$73,816	$77,515

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	—	—	2,119	2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total Liabilities	$—	$—	$83,094	$83,094

Summary of quantitative information regarding Level 3 fair value measurement inputs
The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Fixed Maturity Consideration as of December 31, 2023:

December 31, 2023
Stock price	$5.03
Term (in years)	2.11
Expected volatility	50.0%
Risk-free interest rate	4.16%
Expected dividend yield	—%
the following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022:

December 31, 2022
Stock price	$5.21
Weighted average exercise price	$3.96
Term (in years)	1.1
Expected volatility	73.4%
Risk-free interest rate	4.47%
Expected dividend yield	—%
The following table represents the weighted average inputs used in calculating the fair value of the Shortfall Warrants as of May 13, 2023 when the Shortfall Warrant Agreement was amended and the Shortfall Warrants were marked-to-market and reclassified to Additional paid-in capital on the consolidated balance sheets:

May 13, 2023
Stock price	$3.42
Weighted average exercise price	$10.00
Term (in years)	4.87
Expected volatility	54.0%
Risk-free interest rate	3.46%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
At conversion to equity classification on February 8, 2023, the AM SAFE warrant was valued using a Black-Scholes option pricing model as the warrant became exercisable for a fixed number of shares at a fixed price as described in Note 8 - Warrants. The following table represents the weighted average inputs used in calculating the fair value of the AM SAFE warrants outstanding at conversion to equity on February 8, 2023:

February 8, 2023
Stock price	$9.91
Term (in years)	5.00
Expected volatility	70.0%
Risk-free interest rate	3.82%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE warrant fair value measurement at December 31, 2022 are as follows (in thousands):

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%
Significant inputs for Level 3 Brookfield SAFE measurement at December 31, 2023 are as follows:

December 31, 2023
Initial purchase amount	$50,000
Liquidity price	$10.00
Stock price	$5.03
The following table represents the weighted average inputs used in calculating the fair value of the Private Placement Warrants outstanding as of December 31, 2023:

December 31, 2023
Stock price	$5.03
Exercise price	$11.50
Term (in years)	4.11
Expected volatility	45.0%
Risk-free interest rate	3.92%
Expected dividend yield	—%

Summary of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
The following tables represent reconciliations of the fair value measurements of the assets and liabilities using significant unobservable inputs (Level 3) (in thousands):

	FPA Put Option	Fixed Maturity Consideration	Shortfall Warrants	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE	Private placement warrants
Balance as of January 1, 2023	$—	$—	$—	$(2,119)	$(28,986)	$(1,989)	$(50,000)	$—
Recognized as a result of the Business Combination	—	—	—	—	—	—	—	(2,148)
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(37,523)	(7,228)	(3,063)	(3,770)	(744)	189	24,850	(1,766)
Conversion of warrants to preferred shares	—	—	—	5,889	—	—	—	—
Conversion of SAFE liability to equity classification	—	—	—	—	29,730	—	—	—
Reclassification of warrant to equity	—	—	3,063	—	—	1,800	—	—
Balance as of December 31, 2023	$(37,523)	$(7,228)	$—	$—	$—	$—	$(25,150)	$(3,914)

	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2022	$(1,145)	$(28,271)	$(1,729)	$—
Issuance of Brookfield SAFE Liability	—	—	—	(50,000)
Gain (loss) recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(974)	(715)	(260)	—
Balance as of December 31, 2022	$(2,119)	$(28,986)	$(1,989)	$(50,000)